Long Term Notes payable (Details) - Notes Payable, Other Payables [Member] - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Promissory Note Dated December 30, 2013 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 50,000
Debt instrument, interest rate	5.00%
Debt instrument, installment payments start date	Jan. 01, 2015
Debt instrument, repayment term	4 years
Notes payable	$ 48,150	$ 50,000
Promissory Note September 30, 2014 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 5,000
Debt instrument, interest rate	5.00%
Debt instrument, frequency of payment	monthly
Debt instrument, installment payments start date	Oct. 01, 2014
Debt instrument, repayment term	26 months
Notes payable	$ 2,936